Risk management - Schedule of Financial Instruments Outstanding (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) bbl Mcf
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $	$ (2.4)
Q1 2022 [member] | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	25,591
Financial instruments, remaining term, description	Q1 2022
Financial instruments, benchmark pricing per unit | Mcf	4.63
Financial Assets, at fair value | $	$ 1.6
April 2022 – October 2022 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	11,848
Financial instruments, remaining term, description	April 2022 – October 2022
Financial instruments, benchmark pricing per unit	4.31
Oil [member] | W T I swaps [member] | Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,502
Financial instruments, remaining term, description	Q1 2022
Financial instruments, benchmark pricing per unit	66.24
Financial Assets, at fair value | $	$ (1.5)
Oil [member] | W T I swaps [member] | Q2 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,121
Financial instruments, remaining term, description	Q2 2022
Financial instruments, benchmark pricing per unit	65.11
Financial Assets, at fair value | $	$ (1.0)
Oil [member] | W T I swaps [member] | Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	593
Financial instruments, remaining term, description	Q3 2022
Financial instruments, benchmark pricing per unit	63.26
Financial Assets, at fair value | $	$ (0.7)
Oil [member] | W T I swaps [member] | Q4 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	606
Financial instruments, remaining term, description	Q4 2022
Financial instruments, benchmark pricing per unit	62.30
Financial Assets, at fair value | $	$ (0.5)
Oil [member] | W T I swaps [member] | January 2022
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000
Financial instruments, remaining term, description	January 2022
Financial instruments, benchmark pricing per unit	97.25
Financial Assets, at fair value | $	$ 0.2
Oil [member] | W T I swaps [member] | February 2022
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	8,634
Financial instruments, remaining term, description	February 2022
Financial instruments, benchmark pricing per unit	102.50
Oil [member] | W T I swaps [member] | March 2022
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	7,500
Financial instruments, remaining term, description	March 2022
Financial instruments, benchmark pricing per unit	108.72
Oil [member] | W T I Swaps [member] | January 2022
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	6,016
Financial instruments, remaining term, description	January 2022
Financial instruments, benchmark pricing per unit	99.34
Oil [member] | W T I Swaps [member] | April 2022
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	500
Financial instruments, remaining term, description	April 2022
Financial instruments, benchmark pricing per unit	115.00
Oil [member] | Heavy Oil Differential [member] | Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	939
Financial instruments, remaining term, description	Q1 2022
Financial instruments, benchmark pricing per unit	(17.45)
Financial Assets, at fair value | $	$ (0.3)
Oil [member] | Heavy Oil Differential [member] | Q2 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	801
Financial instruments, remaining term, description	Q2 2022
Financial instruments, benchmark pricing per unit	(15.43)
Financial Assets, at fair value | $	$ (0.2)